PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.3%
Common Stocks 99.0%
Aerospace & Defense 1.9%
Boeing Co. (The)*	11,144	$2,122,821
General Dynamics Corp.	4,532	1,124,435
Howmet Aerospace, Inc.	7,781	306,649
Huntington Ingalls Industries, Inc.	800	184,544
L3Harris Technologies, Inc.	3,716	773,708
Lockheed Martin Corp.	4,666	2,269,962
Northrop Grumman Corp.	2,888	1,575,722
Raytheon Technologies Corp.	29,331	2,960,084
Textron, Inc.	4,134	292,687
TransDigm Group, Inc.	1,040	654,836
		12,265,448
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,300	210,588
Expeditors International of Washington, Inc.	3,100	322,152
FedEx Corp.	4,646	804,687
United Parcel Service, Inc. (Class B Stock)	14,490	2,518,942
		3,856,369
Airlines 0.2%
Alaska Air Group, Inc.*	2,900	124,526
American Airlines Group, Inc.*	14,250	181,260
Delta Air Lines, Inc.*	13,100	430,466
Southwest Airlines Co.*	12,074	406,532
United Airlines Holdings, Inc.*	6,400	241,280
		1,384,064
Auto Components 0.1%
Aptiv PLC*	5,450	507,558
BorgWarner, Inc.	4,800	193,200
		700,758
Automobiles 1.3%
Ford Motor Co.	79,038	919,212
General Motors Co.	28,400	955,376
Tesla, Inc.*	53,470	6,586,435
		8,461,023

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Banks 3.8%
Bank of America Corp.	139,595	$4,623,386
Citigroup, Inc.	39,095	1,768,267
Citizens Financial Group, Inc.	9,700	381,889
Comerica, Inc.	2,761	184,573
Fifth Third Bancorp	14,073	461,735
First Republic Bank	3,700	450,993
Huntington Bancshares, Inc.	29,929	421,999
JPMorgan Chase & Co.	58,503	7,845,252
KeyCorp	18,835	328,106
M&T Bank Corp.	3,355	486,676
PNC Financial Services Group, Inc. (The)	7,972	1,259,098
Regions Financial Corp.	19,074	411,235
Signature Bank	1,200	138,264
SVB Financial Group*	1,050	241,647
Truist Financial Corp.	26,772	1,151,999
U.S. Bancorp	26,995	1,177,252
Wells Fargo & Co.	76,236	3,147,785
Zions Bancorp NA	3,300	162,228
		24,642,384
Beverages 1.9%
Brown-Forman Corp. (Class B Stock)	3,650	239,732
Coca-Cola Co. (The)	77,864	4,952,929
Constellation Brands, Inc. (Class A Stock)	3,170	734,648
Keurig Dr. Pepper, Inc.	17,000	606,220
Molson Coors Beverage Co. (Class B Stock)	3,694	190,315
Monster Beverage Corp.*	7,550	766,551
PepsiCo, Inc.	27,541	4,975,557
		12,465,952
Biotechnology 2.5%
AbbVie, Inc.	35,189	5,686,894
Amgen, Inc.	10,596	2,782,933
Biogen, Inc.*	2,880	797,530
Gilead Sciences, Inc.	25,100	2,154,835
Incyte Corp.*	3,800	305,216
Moderna, Inc.*	6,540	1,174,715
Regeneron Pharmaceuticals, Inc.*	2,130	1,536,774
Vertex Pharmaceuticals, Inc.*	5,160	1,490,105
		15,929,002

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Building Products 0.4%
A.O. Smith Corp.	2,400	$137,376
Allegion PLC	1,633	171,890
Carrier Global Corp.	16,629	685,946
Johnson Controls International PLC	13,687	875,968
Masco Corp.	4,626	215,895
Trane Technologies PLC	4,600	773,214
		2,860,289
Capital Markets 3.1%
Ameriprise Financial, Inc.	2,061	641,734
Bank of New York Mellon Corp. (The)	14,938	679,978
BlackRock, Inc.	2,970	2,104,631
Cboe Global Markets, Inc.	2,100	263,487
Charles Schwab Corp. (The)	30,511	2,540,346
CME Group, Inc.	7,300	1,227,568
FactSet Research Systems, Inc.	700	280,847
Franklin Resources, Inc.	5,742	151,474
Goldman Sachs Group, Inc. (The)	6,780	2,328,116
Intercontinental Exchange, Inc.	11,100	1,138,749
Invesco Ltd.	9,400	169,106
MarketAxess Holdings, Inc.	710	198,012
Moody’s Corp.	3,166	882,111
Morgan Stanley	26,290	2,235,176
MSCI, Inc.	1,630	758,227
Nasdaq, Inc.	6,900	423,315
Northern Trust Corp.	4,362	385,993
Raymond James Financial, Inc.	3,800	406,030
S&P Global, Inc.	6,640	2,224,002
State Street Corp.	7,462	578,827
T. Rowe Price Group, Inc.	4,400	479,864
		20,097,593
Chemicals 1.9%
Air Products & Chemicals, Inc.	4,402	1,356,960
Albemarle Corp.	2,240	485,766
Celanese Corp.	1,900	194,256
CF Industries Holdings, Inc.	4,000	340,800
Corteva, Inc.	14,309	841,083
Dow, Inc.	14,209	715,991
DuPont de Nemours, Inc.	9,909	680,055
Eastman Chemical Co.	2,386	194,316
Ecolab, Inc.	4,842	704,802
FMC Corp.	2,500	312,000

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	5,015	$525,773
Linde PLC (United Kingdom)	9,868	3,218,744
LyondellBasell Industries NV (Class A Stock)	5,000	415,150
Mosaic Co. (The)	7,100	311,477
PPG Industries, Inc.	4,548	571,866
Sherwin-Williams Co. (The)	4,688	1,112,603
		11,981,642
Commercial Services & Supplies 0.5%
Cintas Corp.	1,760	794,851
Copart, Inc.*	8,800	535,832
Republic Services, Inc.	4,135	533,374
Rollins, Inc.	4,575	167,171
Waste Management, Inc.	7,413	1,162,951
		3,194,179
Communications Equipment 0.9%
Arista Networks, Inc.*	4,880	592,188
Cisco Systems, Inc.	82,144	3,913,340
F5, Inc.*	1,100	157,861
Juniper Networks, Inc.	6,700	214,132
Motorola Solutions, Inc.	3,356	864,875
		5,742,396
Construction & Engineering 0.1%
Quanta Services, Inc.	2,900	413,250
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,200	405,564
Vulcan Materials Co.	2,700	472,797
		878,361
Consumer Finance 0.5%
American Express Co.	11,899	1,758,077
Capital One Financial Corp.	7,766	721,927
Discover Financial Services	5,418	530,043
Synchrony Financial	9,165	301,162
		3,311,209

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 0.3%
Amcor PLC	30,360	$361,587
Avery Dennison Corp.	1,638	296,478
Ball Corp.	6,228	318,500
International Paper Co.	7,284	252,245
Packaging Corp. of America	1,770	226,401
Sealed Air Corp.	3,136	156,424
Westrock Co.	4,933	173,444
		1,785,079
Distributors 0.2%
Genuine Parts Co.	2,799	485,654
LKQ Corp.	5,300	283,073
Pool Corp.	820	247,911
		1,016,638
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	35,990	11,117,311
Diversified Telecommunication Services 0.9%
AT&T, Inc.	142,607	2,625,395
Lumen Technologies, Inc.	20,979	109,510
Verizon Communications, Inc.	84,033	3,310,900
		6,045,805
Electric Utilities 2.1%
Alliant Energy Corp.	5,000	276,050
American Electric Power Co., Inc.	10,291	977,130
Constellation Energy Corp.	6,603	569,245
Duke Energy Corp.	15,339	1,579,764
Edison International	7,662	487,456
Entergy Corp.	4,115	462,938
Evergy, Inc.	4,700	295,771
Eversource Energy	6,900	578,496
Exelon Corp.	19,812	856,473
FirstEnergy Corp.	10,777	451,987
NextEra Energy, Inc.	39,728	3,321,261
NRG Energy, Inc.	4,800	152,736
PG&E Corp.*	32,900	534,954
Pinnacle West Capital Corp.	2,300	174,892
PPL Corp.	14,952	436,897

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Southern Co. (The)	21,715	$1,550,668
Xcel Energy, Inc.	10,983	770,018
		13,476,736
Electrical Equipment 0.6%
AMETEK, Inc.	4,500	628,740
Eaton Corp. PLC	7,893	1,238,806
Emerson Electric Co.	11,750	1,128,705
Generac Holdings, Inc.*	1,300	130,858
Rockwell Automation, Inc.	2,343	603,487
		3,730,596
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. (Class A Stock)	12,100	921,294
CDW Corp.	2,700	482,166
Corning, Inc.	15,797	504,556
Keysight Technologies, Inc.*	3,600	615,852
TE Connectivity Ltd. (Switzerland)	6,350	728,980
Teledyne Technologies, Inc.*	908	363,119
Trimble, Inc.*	5,100	257,856
Zebra Technologies Corp. (Class A Stock)*	1,020	261,538
		4,135,361
Energy Equipment & Services 0.4%
Baker Hughes Co.	20,045	591,929
Halliburton Co.	18,522	728,840
Schlumberger Ltd.	28,632	1,530,667
		2,851,436
Entertainment 1.3%
Activision Blizzard, Inc.	14,400	1,102,320
Electronic Arts, Inc.	5,100	623,118
Live Nation Entertainment, Inc.*	2,800	195,272
Netflix, Inc.*	8,850	2,609,688
Take-Two Interactive Software, Inc.*	3,200	333,216
Walt Disney Co. (The)*	36,436	3,165,559
Warner Bros Discovery, Inc.*	46,085	436,886
		8,466,059

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	2,900	$422,443
American Tower Corp.	9,150	1,938,519
AvalonBay Communities, Inc.	2,711	437,881
Boston Properties, Inc.	2,880	194,630
Camden Property Trust	2,000	223,760
Crown Castle, Inc.	8,500	1,152,940
Digital Realty Trust, Inc.	5,800	581,566
Equinix, Inc.	1,846	1,209,185
Equity Residential	7,000	413,000
Essex Property Trust, Inc.	1,300	275,496
Extra Space Storage, Inc.	2,700	397,386
Federal Realty Investment Trust	1,500	151,560
Healthpeak Properties, Inc.	11,100	278,277
Host Hotels & Resorts, Inc.	14,036	225,278
Invitation Homes, Inc.	12,000	355,680
Iron Mountain, Inc.	5,905	294,364
Kimco Realty Corp.	12,300	260,514
Mid-America Apartment Communities, Inc.	2,170	340,668
Prologis, Inc.	18,389	2,072,992
Public Storage	3,200	896,608
Realty Income Corp.	12,500	792,875
Regency Centers Corp.	3,200	200,000
SBA Communications Corp.	2,200	616,682
Simon Property Group, Inc.	6,389	750,580
UDR, Inc.	6,200	240,126
Ventas, Inc.	8,333	375,402
VICI Properties, Inc.	19,800	641,520
Vornado Realty Trust	3,284	68,340
Welltower, Inc.	9,600	629,280
Weyerhaeuser Co.	14,739	456,909
		16,894,461
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	8,818	4,025,417
Kroger Co. (The)	13,168	587,029
Sysco Corp.	10,180	778,261
Walgreens Boots Alliance, Inc.	14,778	552,106
Walmart, Inc.	28,186	3,996,493
		9,939,306
Food Products 1.2%
Archer-Daniels-Midland Co.	11,059	1,026,828
Campbell Soup Co.	3,947	223,992

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Conagra Brands, Inc.	9,943	$384,794
General Mills, Inc.	11,944	1,001,505
Hershey Co. (The)	2,916	675,258
Hormel Foods Corp.	6,000	273,300
J.M. Smucker Co. (The)	2,200	348,612
Kellogg Co.	5,270	375,435
Kraft Heinz Co. (The)	16,455	669,883
Lamb Weston Holdings, Inc.	3,000	268,080
McCormick & Co., Inc.	5,000	414,450
Mondelez International, Inc. (Class A Stock)	27,266	1,817,279
Tyson Foods, Inc. (Class A Stock)	5,700	354,825
		7,834,241
Gas Utilities 0.0%
Atmos Energy Corp.	2,700	302,589
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	34,713	3,811,140
Align Technology, Inc.*	1,410	297,369
Baxter International, Inc.	10,274	523,666
Becton, Dickinson & Co.	5,665	1,440,609
Boston Scientific Corp.*	28,872	1,335,907
Cooper Cos., Inc. (The)	1,000	330,670
DENTSPLY SIRONA, Inc.	4,300	136,912
Dexcom, Inc.*	7,620	862,889
Edwards Lifesciences Corp.*	12,310	918,449
Hologic, Inc.*	5,000	374,050
IDEXX Laboratories, Inc.*	1,620	660,895
Intuitive Surgical, Inc.*	7,080	1,878,678
Medtronic PLC	26,615	2,068,518
ResMed, Inc.	2,890	601,496
STERIS PLC	1,900	350,911
Stryker Corp.	6,660	1,628,303
Teleflex, Inc.	900	224,667
Zimmer Biomet Holdings, Inc.	4,211	536,903
		17,982,032
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	3,260	540,215
Cardinal Health, Inc.	5,273	405,336
Centene Corp.*	11,408	935,570
Cigna Corp.	5,968	1,977,437
CVS Health Corp.	26,246	2,445,865

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
DaVita, Inc.*	1,300	$97,071
Elevance Health, Inc.	4,770	2,446,867
HCA Healthcare, Inc.	4,200	1,007,832
Henry Schein, Inc.*	2,900	231,623
Humana, Inc.	2,520	1,290,719
Laboratory Corp. of America Holdings	1,700	400,316
McKesson Corp.	2,726	1,022,577
Molina Healthcare, Inc.*	1,200	396,264
Quest Diagnostics, Inc.	2,200	344,168
UnitedHealth Group, Inc.	18,658	9,892,098
Universal Health Services, Inc. (Class B Stock)	1,170	164,841
		23,598,799
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.*	760	1,531,613
Caesars Entertainment, Inc.*	4,300	178,880
Carnival Corp.*	21,300	171,678
Chipotle Mexican Grill, Inc.*	557	772,832
Darden Restaurants, Inc.	2,453	339,323
Domino’s Pizza, Inc.	700	242,480
Expedia Group, Inc.*	3,000	262,800
Hilton Worldwide Holdings, Inc.	5,260	664,654
Las Vegas Sands Corp.*	6,760	324,953
Marriott International, Inc. (Class A Stock)	5,340	795,073
McDonald’s Corp.	14,780	3,894,973
MGM Resorts International	6,800	228,004
Norwegian Cruise Line Holdings Ltd.*	8,400	102,816
Royal Caribbean Cruises Ltd.*	4,500	222,435
Starbucks Corp.	22,980	2,279,616
Wynn Resorts Ltd.*	2,000	164,940
Yum! Brands, Inc.	5,564	712,637
		12,889,707
Household Durables 0.3%
D.R. Horton, Inc.	6,300	561,582
Garmin Ltd.	3,200	295,328
Lennar Corp. (Class A Stock)	5,300	479,650
Mohawk Industries, Inc.*	940	96,087
Newell Brands, Inc.	7,927	103,685
NVR, Inc.*	55	253,692

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	4,711	$214,492
Whirlpool Corp.	1,085	153,484
		2,158,000
Household Products 1.6%
Church & Dwight Co., Inc.	4,800	386,928
Clorox Co. (The)	2,382	334,266
Colgate-Palmolive Co.	16,860	1,328,399
Kimberly-Clark Corp.	6,766	918,485
Procter & Gamble Co. (The)	47,263	7,163,180
		10,131,258
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	13,900	399,764
Industrial Conglomerates 0.9%
3M Co.	10,988	1,317,681
General Electric Co.	22,000	1,843,380
Honeywell International, Inc.	13,385	2,868,405
		6,029,466
Insurance 2.4%
Aflac, Inc.	11,300	812,922
Allstate Corp. (The)	5,308	719,765
American International Group, Inc.	14,951	945,501
Aon PLC (Class A Stock)	4,089	1,227,272
Arch Capital Group Ltd.*	7,600	477,128
Arthur J. Gallagher & Co.	4,200	791,868
Assurant, Inc.	1,100	137,566
Brown & Brown, Inc.	4,600	262,062
Chubb Ltd.	8,253	1,820,612
Cincinnati Financial Corp.	3,107	318,126
Everest Re Group Ltd.	750	248,453
Globe Life, Inc.	1,733	208,913
Hartford Financial Services Group, Inc. (The)	6,353	481,748
Lincoln National Corp.	3,151	96,799
Loews Corp.	3,917	228,479
Marsh & McLennan Cos., Inc.	9,940	1,644,871
MetLife, Inc.	13,150	951,665
Principal Financial Group, Inc.	4,500	377,640
Progressive Corp. (The)	11,616	1,506,711
Prudential Financial, Inc.(g)	7,300	726,058

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	4,631	$868,266
W.R. Berkley Corp.	4,200	304,794
Willis Towers Watson PLC	2,200	538,076
		15,695,295
Interactive Media & Services 3.9%
Alphabet, Inc. (Class A Stock)*	119,500	10,543,485
Alphabet, Inc. (Class C Stock)*	105,940	9,400,056
Match Group, Inc.*	5,800	240,642
Meta Platforms, Inc. (Class A Stock)*	44,760	5,386,419
		25,570,602
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.*	177,200	14,884,800
eBay, Inc.	10,840	449,535
Etsy, Inc.*	2,500	299,450
		15,633,785
IT Services 4.4%
Accenture PLC (Class A Stock)	12,490	3,332,832
Akamai Technologies, Inc.*	3,100	261,330
Automatic Data Processing, Inc.	8,248	1,970,117
Broadridge Financial Solutions, Inc.	2,300	308,499
Cognizant Technology Solutions Corp. (Class A Stock)	10,300	589,057
DXC Technology Co.*	4,459	118,163
EPAM Systems, Inc.*	1,200	393,288
Fidelity National Information Services, Inc.	11,860	804,701
Fiserv, Inc.*	12,700	1,283,589
FleetCor Technologies, Inc.*	1,420	260,826
Gartner, Inc.*	1,570	527,740
Global Payments, Inc.	5,394	535,732
International Business Machines Corp.(a)	18,074	2,546,446
Jack Henry & Associates, Inc.	1,500	263,340
Mastercard, Inc. (Class A Stock)	16,900	5,876,637
Paychex, Inc.	6,425	742,473
PayPal Holdings, Inc.*	22,830	1,625,953
VeriSign, Inc.*	1,880	386,227
Visa, Inc. (Class A Stock)(a)	32,650	6,783,364
		28,610,314

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Leisure Products 0.0%
Hasbro, Inc.	2,554	$155,820
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	5,798	867,671
Bio-Rad Laboratories, Inc. (Class A Stock)*	450	189,221
Bio-Techne Corp.	3,180	263,558
Charles River Laboratories International, Inc.*	1,050	228,795
Danaher Corp.	13,120	3,482,310
Illumina, Inc.*	3,030	612,666
IQVIA Holdings, Inc.*	3,710	760,142
Mettler-Toledo International, Inc.*	440	635,998
PerkinElmer, Inc.	2,570	360,365
Thermo Fisher Scientific, Inc.	7,852	4,324,018
Waters Corp.*	1,220	417,948
West Pharmaceutical Services, Inc.	1,440	338,904
		12,481,596
Machinery 1.9%
Caterpillar, Inc.	10,396	2,490,466
Cummins, Inc.	2,806	679,866
Deere & Co.	5,430	2,328,167
Dover Corp.	2,762	374,002
Fortive Corp.	7,150	459,387
IDEX Corp.	1,400	319,662
Illinois Tool Works, Inc.	5,486	1,208,566
Ingersoll Rand, Inc.	8,229	429,965
Nordson Corp.	1,100	261,492
Otis Worldwide Corp.	8,464	662,816
PACCAR, Inc.	6,964	689,227
Parker-Hannifin Corp.	2,468	718,188
Pentair PLC	3,646	163,997
Snap-on, Inc.	942	215,238
Stanley Black & Decker, Inc.	2,888	216,946
Westinghouse Air Brake Technologies Corp.	3,660	365,305
Xylem, Inc.	3,550	392,523
		11,975,813
Media 0.8%
Charter Communications, Inc. (Class A Stock)*	2,190	742,629
Comcast Corp. (Class A Stock)	86,320	3,018,611
DISH Network Corp. (Class A Stock)*	5,333	74,875
Fox Corp. (Class A Stock)	6,466	196,373
Fox Corp. (Class B Stock)	3,366	95,763

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Interpublic Group of Cos., Inc. (The)	7,888	$262,749
News Corp. (Class A Stock)	8,475	154,245
News Corp. (Class B Stock)	2,700	49,788
Omnicom Group, Inc.	4,234	345,367
Paramount Global (Class B Stock)	10,497	177,189
		5,117,589
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	28,742	1,092,196
Newmont Corp.	15,997	755,058
Nucor Corp.	5,112	673,813
Steel Dynamics, Inc.	3,200	312,640
		2,833,707
Multiline Retail 0.5%
Dollar General Corp.	4,400	1,083,500
Dollar Tree, Inc.*	4,142	585,845
Target Corp.	9,182	1,368,485
		3,037,830
Multi-Utilities 0.9%
Ameren Corp.	5,369	477,412
CenterPoint Energy, Inc.	12,879	386,241
CMS Energy Corp.	6,000	379,980
Consolidated Edison, Inc.	7,151	681,562
Dominion Energy, Inc.	16,850	1,033,242
DTE Energy Co.	3,787	445,086
NiSource, Inc.	8,000	219,360
Public Service Enterprise Group, Inc.	10,094	618,459
Sempra Energy	6,178	954,748
WEC Energy Group, Inc.	6,433	603,158
		5,799,248
Oil, Gas & Consumable Fuels 4.8%
APA Corp.	6,648	310,329
Chevron Corp.	35,547	6,380,331
ConocoPhillips	24,881	2,935,958
Coterra Energy, Inc.	16,300	400,491
Devon Energy Corp.	13,300	818,083
Diamondback Energy, Inc.	3,480	475,994
EOG Resources, Inc.(a)	11,700	1,515,384

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	7,300	$246,959
Exxon Mobil Corp.	82,352	9,083,426
Hess Corp.	5,434	770,650
Kinder Morgan, Inc.	39,480	713,798
Marathon Oil Corp.	12,978	351,314
Marathon Petroleum Corp.	9,376	1,091,273
Occidental Petroleum Corp.	14,679	924,630
ONEOK, Inc.	8,800	578,160
Phillips 66	9,428	981,266
Pioneer Natural Resources Co.	4,700	1,073,433
Targa Resources Corp.	4,400	323,400
Valero Energy Corp.	7,700	976,822
Williams Cos., Inc. (The)	24,592	809,077
		30,760,778
Personal Products 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,570	1,133,863
Pharmaceuticals 4.8%
Bristol-Myers Squibb Co.	42,479	3,056,364
Catalent, Inc.*	3,700	166,537
Eli Lilly & Co.	15,697	5,742,591
Johnson & Johnson	52,509	9,275,715
Merck & Co., Inc.	50,493	5,602,198
Organon & Co.	5,509	153,866
Pfizer, Inc.	112,263	5,752,356
Viatris, Inc.	25,699	286,030
Zoetis, Inc.	9,200	1,348,260
		31,383,917
Professional Services 0.4%
CoStar Group, Inc.*	8,200	633,696
Equifax, Inc.	2,330	452,859
Jacobs Solutions, Inc.	2,500	300,175
Leidos Holdings, Inc.	2,600	273,494
Robert Half International, Inc.	2,300	169,809
Verisk Analytics, Inc.	3,130	552,194
		2,382,227
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	6,300	484,848

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Road & Rail 0.9%
CSX Corp.	42,054	$1,302,833
J.B. Hunt Transport Services, Inc.	1,550	270,258
Norfolk Southern Corp.	4,531	1,116,529
Old Dominion Freight Line, Inc.	1,800	510,804
Union Pacific Corp.	12,156	2,517,143
		5,717,567
Semiconductors & Semiconductor Equipment 5.1%
Advanced Micro Devices, Inc.*	32,428	2,100,362
Analog Devices, Inc.	10,216	1,675,730
Applied Materials, Inc.	17,188	1,673,767
Broadcom, Inc.	8,109	4,533,985
Enphase Energy, Inc.*	2,720	720,691
First Solar, Inc.*	2,000	299,580
Intel Corp.	82,548	2,181,744
KLA Corp.	2,730	1,029,292
Lam Research Corp.	2,752	1,156,666
Microchip Technology, Inc.	10,920	767,130
Micron Technology, Inc.	21,916	1,095,362
Monolithic Power Systems, Inc.	890	314,713
NVIDIA Corp.	49,840	7,283,618
NXP Semiconductors NV (China)	5,060	799,632
ON Semiconductor Corp.*	8,500	530,145
Qorvo, Inc.*	2,071	187,715
QUALCOMM, Inc.	22,400	2,462,656
Skyworks Solutions, Inc.	3,400	309,842
SolarEdge Technologies, Inc.*	1,100	311,597
Teradyne, Inc.	3,200	279,520
Texas Instruments, Inc.	18,152	2,999,073
		32,712,820
Software 8.3%
Adobe, Inc.*	9,180	3,089,346
ANSYS, Inc.*	1,700	410,703
Autodesk, Inc.*	4,190	782,985
Cadence Design Systems, Inc.*	5,500	883,520
Ceridian HCM Holding, Inc.*	2,900	186,035
Fortinet, Inc.*	13,200	645,348
Gen Digital, Inc.	11,517	246,809
Intuit, Inc.	5,550	2,160,171
Microsoft Corp.	148,812	35,688,094
Oracle Corp.	30,690	2,508,601
Paycom Software, Inc.*	950	294,795

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
PTC, Inc.*	2,000	$240,080
Roper Technologies, Inc.	2,000	864,180
Salesforce, Inc.*	19,960	2,646,496
ServiceNow, Inc.*	4,000	1,553,080
Synopsys, Inc.*	3,100	989,799
Tyler Technologies, Inc.*	820	264,376
		53,454,418
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,250	183,788
AutoZone, Inc.*	380	937,148
Bath & Body Works, Inc.	4,822	203,199
Best Buy Co., Inc.	4,000	320,840
CarMax, Inc.*	3,200	194,848
Home Depot, Inc. (The)	20,464	6,463,759
Lowe’s Cos., Inc.	12,366	2,463,802
O’Reilly Automotive, Inc.*	1,240	1,046,597
Ross Stores, Inc.	6,900	800,883
TJX Cos., Inc. (The)	23,428	1,864,869
Tractor Supply Co.	2,200	494,934
Ulta Beauty, Inc.*	1,020	478,451
		15,453,118
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	298,562	38,792,160
Hewlett Packard Enterprise Co.	26,502	422,972
HP, Inc.	17,902	481,027
NetApp, Inc.	4,300	258,258
Seagate Technology Holdings PLC	3,700	194,657
Western Digital Corp.*	6,825	215,329
		40,364,403
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. (Class B Stock)	25,174	2,945,610
Ralph Lauren Corp.	700	73,969
Tapestry, Inc.	5,000	190,400
VF Corp.	6,936	191,503
		3,401,482

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Tobacco 0.7%
Altria Group, Inc.	36,179	$1,653,742
Philip Morris International, Inc.	30,979	3,135,385
		4,789,127
Trading Companies & Distributors 0.2%
Fastenal Co.	11,600	548,912
United Rentals, Inc.*	1,350	479,817
W.W. Grainger, Inc.	904	502,850
		1,531,579
Water Utilities 0.1%
American Water Works Co., Inc.	3,500	533,470
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.*	11,870	1,661,800

Total Common Stocks (cost $136,149,001)		641,645,579
Exchange-Traded Fund 0.3%
iShares Core S&P 500 ETF (cost $1,037,049)	5,000	1,921,050

	Units
Rights* 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^ (cost $0)	900	—

Total Long-Term Investments (cost $137,186,050)		643,566,629

Shares
Short-Term Investments 2.3%
Affiliated Mutual Fund 1.7%
PGIM Institutional Money Market Fund (cost $10,820,368; includes $10,783,107 of cash collateral for securities on loan)(b)(we)	10,828,525	10,823,110

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $693,920)	4.271%	03/16/23	700	$694,062

	Shares
Unaffiliated Fund 0.5%
Dreyfus Government Cash Management (Institutional Shares) (cost $3,216,128)		3,216,128	3,216,128

Total Short-Term Investments (cost $14,730,416)				14,733,300

TOTAL INVESTMENTS 101.6% (cost $151,916,466)		658,299,929
Liabilities in excess of other assets(z) (1.6)%				(10,289,531)

Net Assets 100.0%				$648,010,398

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,543,737; cash collateral of $10,783,107 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions Stock Index Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Futures contracts outstanding at December 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
26	S&P 500 E-Mini Index	Mar. 2023	$5,019,300	$(140,017)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).